Tax assets and liabilities	12 Months Ended
Dec. 31, 2022
Tax assets and liabilities
Tax assets and liabilities

C7    Tax assets and liabilities

Accounting policies on deferred tax are included in note B3.

C7.1   Current tax

At 31 December 2022, of the $18 million (31 December 2021: $20 million) current tax recoverable, the majority is expected to be recovered within 12 months after the reporting period.

At 31 December 2022, the current tax liability from operations of $208 million (31 December 2021: $185 million) includes $79 million (31 December 2021: $42 million) of provisions for uncertain tax matters. Further detail is provided in note B3.2.

C7.2  Deferred tax

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	2022 $m
			Other
			movements
			including
		Movement in	foreign
	Balance	income	exchange	Balance
	at 1 Jan	statement	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	3	317	(178)	142
Balances relating to investment and insurance contracts	34	1	(33)	2
Short-term temporary differences	162	(15)	(12)	135
Unused tax losses	67	(32)	(4)	31
Total deferred tax assets	266	271	(227)	310

Deferred tax liabilities
Unrealised losses or gains on investments	(242)	44	185	(13)
Balances relating to investment and insurance contracts	(2,125)	(228)	47	(2,306)
Short-term temporary differences	(495)	(81)	23	(553)
Total deferred tax liabilities	(2,862)	(265)	255	(2,872)

	2021 $m
				Other
				movements
				including
		Removal of	Movement in	foreign
	Balance	discontinued	income	exchange	Balance
	at 1 Jan	US operations	statement	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	—	—	3	—	3
Balances relating to investment and insurance contracts	87	—	(16)	(37)	34
Short-term temporary differences	4,662	(4,513)	15	(2)	162
Unused tax losses	109	(29)	(14)	1	67
Total deferred tax assets	4,858	(4,542)	(12)	(38)	266

Deferred tax liabilities
Unrealised losses or gains on investments	(1,063)	691	127	3	(242)
Balances relating to investment and insurance contracts	(1,765)	—	(433)	73	(2,125)
Short-term temporary differences	(3,247)	2,832	(87)	7	(495)
Total deferred tax liabilities	(6,075)	3,523	(393)	83	(2,862)

At 31 December 2022, no deferred tax asset has been recognised in respect of unused tax losses and temporary deductible differences of $2,235 million (31 December 2021: $1,382 million). $837 million of the unused tax losses expired at the point of Prudential plc’s tax residency change from the UK to Hong Kong on 3 March 2023. A further $103 million (31 December 2021: $108 million) relates to unused tax losses that will expire within the next ten years (potential tax benefit: $22 million), and the remainder of $1,295 million (31 December 2021: $1,274 million) has no expiry date (potential tax benefit: $277 million).

Some of the Group’s businesses are located in jurisdictions in which a withholding tax charge is incurred upon the distribution of earnings. At 31 December 2022, deferred tax liabilities of $216 million (31 December 2021: $330 million) have not been recognised in respect of such withholding taxes as the Group is able to control the timing of the distributions and it is probable that the timing differences will not reverse in the foreseeable future.